OTHER ASSETS - NON-CURRENT - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Deferred consideration on sale of mineral properties	$ 12,332	$ 11,289
Value added tax receivables	10,472	5,991
Other taxes receivable	3,143	0
Restricted cash	2,339	2,035
Non-current inventories	1,848	2,006
Loan receivable from joint venture partner	0	8,214
Other investments	1,000	0
Other non-current assets	$ 31,134	$ 29,535